Note 14 - Income taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details
Current	$ 131,119	$ 278,082	$ 463,265
Deferred	0	0	74,616
Total income tax provision	$ 131,119	$ 278,082	$ 537,881